UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-03495

DWS Money Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

NY Tax Free Money Fund
	Principal Amount ($)	Value ($)
Municipal Investments 100.0%
New York 93.1%
Albany, NY, Industrial Development Agency, Albany College of Pharmacy, Series A, 0.07% *, 7/1/2038, LOC: TD BankNorth NA	1,230,000	1,230,000
Bethlehem, NY, Industrial Development Agency Housing Revenue, 467 Delaware Avenue LLC Project, Series A, AMT, 0.1% *, 9/1/2033, LOC: Hudson River Bank & Trust Co.	2,915,000	2,915,000
BlackRock New York Municipal Income Quality Trust, Series W-7-40, 144A, AMT, 0.17% *, 10/1/2041, LIQ: Barclays Bank PLC	2,200,000	2,200,000
BlackRock New York Municipal Intermediate Duration Fund, Inc., Series W-7-296, 144A, AMT, 0.17% *, 10/1/2041, LIQ: Barclays Bank PLC	1,600,000	1,600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Home Aged Project, 0.09% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	600,000	600,000
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Nursing Home, 0.09% *, 12/1/2040, LOC: HSBC Bank U.S.A. NA	2,000,000	2,000,000
Nassau, NY, Health Care Corp. Revenue, Series D-2, 0.16% *, 8/1/2029, LOC: JPMorgan Chase Bank NA	1,800,000	1,800,000
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Series A-1, 0.07% *, 11/1/2031, LOC: Morgan Stanley Bank	1,000,000	1,000,000
New York, State Dormitory Authority Revenues, Non-State Supported Debt, St. John's University, Series B-2, 0.06% *, 7/1/2037, LOC: U.S. Bank NA	1,400,000	1,400,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series A, 4.0%, 2/15/2014	1,110,000	1,125,329
Series A, 144A, 5.0%, 2/15/2014	200,000	203,479
New York, State Energy Research & Development Authority, Consolidated Edison Co., Inc., Series A-3, AMT, 0.07% *, 6/1/2036, LOC: Scotiabank	500,000	500,000
New York, State Housing Finance Agency, Capitol Green Apartments, Series A, AMT, 0.09% *, 5/15/2036, LIQ: Fannie Mae	2,000,000	2,000,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.1% *, 11/1/2036, LOC: Landesbank Hessen-Thuringen	500,000	500,000
New York, State Power Authority, 0.15% *, Mandatory Put 3/3/2014 @ 100, 3/1/2020, LIQ: Bank of Nova Scotia	3,000,000	3,000,000
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A, 5.0%, 4/1/2014	340,000	347,860
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 3.0%, 12/15/2013	1,020,000	1,025,555
New York, Wells Fargo Stage Trust, Series 4C, 144A, 0.19% *, Mandatory Put 12/19/2013 @ 100, 9/1/2040, LIQ: Wells Fargo Bank NA	2,960,000	2,960,000
New York City, NY, Housing Development Corp., 1090 Franklin Avenue Associates LLC, Series A, AMT, 0.1% *, 12/1/2037, LOC: Citibank NA	2,320,000	2,320,000
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series M-4, 0.2%, Mandatory Put 6/27/2014 @ 100, 11/1/2047	1,500,000	1,500,000
Series C, 0.22% *, Mandatory Put 1/31/2014 @ 100, 5/1/2045	2,015,000	2,015,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Plaza Residences LP, Series A, AMT, 0.11% *, 7/1/2039, LOC: Citibank NA	1,465,000	1,465,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 0.06% *, 7/1/2025, LOC: TD Bank NA	1,390,000	1,390,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, New York Psychotherapy & Counseling Center, 0.12% *, 6/1/2038, LOC: JPMorgan Chase Bank NA	2,730,000	2,730,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series B-3, 0.06% *, 6/15/2045, SPA: State Street Bank & Trust Co.	1,550,000	1,550,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series D-2, 5.0%, 11/1/2013	2,925,000	2,936,859
Series I2, 5.0%, 11/1/2013	760,000	763,073
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery, Series 1, 0.09% *, 11/1/2022, SPA: Landesbank Hessen-Thuringen	300,000	300,000
New York, NY, General Obligation:
Series A-6, 0.07% *, 8/1/2031, LOC: Mizuho Corporate Bank	900,000	900,000
Series A-5, 0.07% *, 10/1/2042, LOC: Sumitomo Bank Ltd.	1,400,000	1,400,000
Port Authority of New York & New Jersey, 4.0%, 12/1/2013	1,840,000	1,851,612

		47,528,767
Puerto Rico 6.9%
Puerto Rico, RBC Municipal Products, Inc. Trust, Series E-46, 144A, 0.17% **, Mandatory Put 12/2/2013 @ 100, 9/1/2015, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada	2,200,000	2,200,000
Puerto Rico, RIB Floater Trust, Series 8WE, 144A, 0.12% *, 9/30/2014, LOC: Barclays Bank PLC	1,310,000	1,310,000

		3,510,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $51,038,767) †	100.0	51,038,767
Other Assets and Liabilities, Net	0.0	(5,651)

Net Assets	100.0	51,033,116

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2013.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2013.

† The cost for federal income tax purposes was $51,038,767.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
LIQ: Liquidity Facility
LOC: Letter of Credit
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of September 30, 2013 valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(a)	$—	$51,038,767	$—	$51,038,767
Total	$—	$51,038,767	$—	$51,038,767

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Money Market Trust

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013